Significant accounting policies - Schedule of Restatement of Prior Period Financials (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023		Jul. 05, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of changes in accounting estimates [line items]
Share capital	$ 7,913	$ 7,828			$ 3,101
Share premium	185,070,706	178,686,328			25,436,656
Shared based payment reserve	275,917,120	265,558,785			25,483,348
Warrant reserves	15,017,257	15,017,257		$ 15,100,000	0
Other reserves	67,732,146	66,412,147			57,731,195
Foreign currency translation reserve	(15,058)	77,933			115,864
Redemption reserve	280,808	280,808			280,808
Accumulated deficit	(454,470,401)	(408,165,162)			(44,290,602)
Equity attributable to owners of parent	89,540,491	117,875,924			64,760,370
Non-controlling interests	9,786,509	10,437,603			11,226,435
Equity	99,327,000	128,313,527	[1]		75,986,805	[2]	$ 53,863,903
Previously Reported
Disclosure of changes in accounting estimates [line items]
Share capital		7,828			3,101
Share premium		178,686,328			25,436,656
Shared based payment reserve		265,558,785			25,483,348
Warrant reserves		15,017,257			0
Other reserves		(6,814,302)			(15,495,254)
Foreign currency translation reserve		77,933			115,864
Redemption reserve		280,808			280,808
Accumulated deficit		(408,165,162)			(44,290,602)
Equity attributable to owners of parent		44,649,475			(8,466,079)
Non-controlling interests		83,664,052			84,452,884
Equity		128,313,527			75,986,805
Revision of Prior Period, Adjustment
Disclosure of changes in accounting estimates [line items]
Share capital		0			0
Share premium		0			0
Shared based payment reserve		0			0
Warrant reserves		0			0
Other reserves	73,230,000	73,226,449			73,226,449
Foreign currency translation reserve		0			0
Redemption reserve		0			0
Accumulated deficit		0			0
Equity attributable to owners of parent		73,226,449			73,226,449
Non-controlling interests	$ (73,230,000)	(73,226,449)			(73,226,449)
Equity		$ 0			$ 0

[1]	Refer to Note 2.2
[2]	Refer to Note 2.2